Equity (Details) - USD ($)					6 Months Ended		12 Months Ended
	Apr. 01, 2016	Apr. 10, 2015	May 23, 2014	Aug. 11, 2007	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Nov. 30, 2007
Class of Stock [Line Items]
Common stock, shares authorized					500,000,000		500,000,000
Common stock, par value per share					$ 0.0001		$ 0.0001
Treasury share repurchases, shares					10,042,496		2,179,902
Treasury share repurchases					$ 21,216,816		$ 3,349,172
Dividends per share					$ 0.025		$ 0.025
Distribution of dividends to common shareholders					$ 7,015,794		$ 14,751,704
Total cost of shares repurchased for RSU Plan					$ 4,003,999	$ 2,067,127
2007 Plan [Member]
Class of Stock [Line Items]
Exercise of share options, shares							40,000
Options exercised, price							$ 1.21
2007 Plan [Member] | Exercise Price One [Member]
Class of Stock [Line Items]
Exercise of share options, shares					530,600
Options exercised, price					$ 1.21
2007 Plan [Member] | Exercise Price Two [Member]
Class of Stock [Line Items]
Exercise of share options, shares					40,876
Options exercised, price					$ 2.11
2007 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Total number of shares authorized								10,000,000
2015 Stock Option Plan [Member]
Class of Stock [Line Items]
Exercise of share options, shares					424,532
Options exercised, price					$ 1.71
2015 Stock Option Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Total number of shares authorized					20,000,000
2014 RSU Plan [Member]
Class of Stock [Line Items]
Shares repurchased under plan							2,076,964
Total cost of shares repurchased for RSU Plan							$ 3,259,998
2014 RSU Plan [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Vesting period for plan	3 years	3 years	3 years
Shares repurchased under plan	1,614,220	2,076,964	4,234,884		1,614,220
Total cost of shares repurchased for RSU Plan	$ 4,003,999	$ 3,259,998	$ 7,042,725		$ 4,003,999
2014 RSU Plan [Member] | Maximum [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Total number of shares authorized					10,000,000
Directors and Employees [Member]
Class of Stock [Line Items]
Options granted				6,125,374
Total expected compensation cost, net of expected forfeitures				$ 15,564,801
Stock options granted, expiration date				Aug. 10, 2017
Weighted-average fair value of options granted				$ 2.67
Directors and Employees [Member] | Exercise Price One [Member]
Class of Stock [Line Items]
Exercise price of options granted				0.0001
Directors and Employees [Member] | Exercise Price Two [Member]
Class of Stock [Line Items]
Exercise price of options granted				$ 2.50
Directors and Employees [Member] | Minimum [Member]
Class of Stock [Line Items]
Vesting period for plan				10 months
Directors and Employees [Member] | Maximum [Member]
Class of Stock [Line Items]
Vesting period for plan				60 months
Stock options granted, expiration date				Aug. 10, 2017